UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21403

Western Asset/Claymore U.S. Treasury Inflation

Protected Securities Fund

(Exact Name of Registrant as Specified In Its Charter)

Address of Principal Executive Offices:	385 East Colorado Boulevard
Pasadena, CA 91101

Name and address of agent for service:	Gregory B. McShea
385 East Colorado Boulevard
Pasadena, CA 91101

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

Item 1 – Schedule of Investments

Portfolio of Investments

March 31, 2006 (Unaudited)

(Amounts in Thousands)

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

	RATE	MATURITY DATE	PAR	VALUE
Long-Term Securities — 158.2%

U.S. Government and Agency Obligations — 131.5%
Treasury Inflation-Protected SecuritiesA — 131.5%
United States Treasury Inflation-Protected Security	3.875%	1/15/09	52,706	55,180
United States Treasury Inflation-Protected Security	4.250%	1/15/10	8,838	9,495
United States Treasury Inflation-Protected Security	0.875%	4/15/10	15,310	14,502
United States Treasury Inflation-Protected Security	3.500%	1/15/11	32,236	34,076	B
United States Treasury Inflation-Protected Security	3.000%	7/15/12	77,211	80,459	B
United States Treasury Inflation-Protected Security	2.000%	1/15/14	19,313	18,849
United States Treasury Inflation-Protected Security	2.000%	1/15/16	265,697	257,736
United States Treasury Inflation-Protected Security	2.000%	1/15/26	28,567	27,072

Total U.S. Government and Agency Obligations (Identified Cost — $509,642)				497,369

U.S. Government Agency Mortgage-Backed Securities — 3.9%
Fixed Rate Securities — 3.9%
Freddie Mac	6.000%	1/1/36	14,827	14,837

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $15,052)				14,837
Corporate Bonds and Notes — 18.9%
Automotive — 3.5%
Ford Motor Company	7.450%	7/16/31	7,435	5,521
Ford Motor Company	8.900%	1/15/32	2,175	1,707
General Motors Corporation	8.375%	7/15/33	8,355	6,120

				13,348

Banking and Finance — 0.3%
Fuji Co., Ltd.	9.870%	12/31/49	1,025	1,113	C, D

Cable — 0.5%
Comcast Corporation	5.900%	3/15/16	1,900	1,863

Computer Services and Systems — 1.2%
Electronic Data Systems Corporation	7.450%	10/15/29	4,225	4,483

Electric — 2.0%
Dominion Resources, Inc.	6.250%	6/30/12	1,665	1,695
FirstEnergy Corp.	7.375%	11/15/31	5,375	5,970

				7,665

Energy — 1.0%
Pacific Gas and Electric Company	6.050%	3/1/34	4,000	3,914

Food, Beverage and Tobacco — 1.4%
Altria Group, Inc.	7.750%	1/15/27	3,455	3,954
Tyson Foods, Inc.	7.000%	1/15/28	1,280	1,157

				5,111

Media — 1.5%
News America Incorporated	7.625%	11/30/28	1,790		1,922
Time Warner Inc.	7.700%	5/1/32	3,500		3,849

					5,771

Medical Care Facilities — 1.0%
HCA, Inc.	5.750%	3/15/14	4,000		3,743

Oil and Gas — 2.5%
Amerada Hess Corporation	7.300%	8/15/31	3,000		3,340
Amerada Hess Corporation	7.125%	3/15/33	895		977
Devon Energy Corporation	7.950%	4/15/32	3,300		4,041
Kinder Morgan Energy Partners, L.P.	7.300%	8/15/33	900		979

					9,337

Paper and Forest Products — 0.5%
Weyerhaeuser Company	7.375%	3/15/32	1,700		1,815

Photo Equipment and Supplies — 0.3%
Eastman Kodak Company	7.250%	11/15/13	1,200		1,166

Special Purpose — 2.7%
DaimlerChrysler NA Holding Corporation	8.500%	1/18/31	3,840		4,492
Sprint Capital Corporation	8.750%	3/15/32	4,610		5,764

					10,256

Telecommunications (Cellular/Wireless) — 0.5%
New Cingular Wireless Services Inc.	8.750%	3/1/31	1,410		1,786

Total Corporate Bonds and Notes (Identified Cost — $74,717)					71,371
Yankee BondsE — 3.9%
Foreign Governments — 2.9%
Russian Federation	5.000%	3/31/30	5,200		5,706	D
United Mexican States	11.500%	5/15/26	1,410		2,189
United Mexican States	8.300%	8/15/31	470		568
United Mexican States	7.500%	4/8/33	2,290		2,553

					11,016

Special Purpose — 1.0%
Deutsche Telekom International Finance BV	8.25%	6/15/30	2,175		2,602
UFJ Finance Aruba AEC	6.75%	7/15/13	1,025		1,086

					3,688

Total Yankee Bonds (Identified Cost — $13,974)					14,704

Total Long-Term Securities (Identified Cost — $613,385)					598,281

Short-Term Securities — 0.1%
Options Purchased — 0.1%
Eurodollar Futures Call, October 2006, Strike Price $94.75			320	F	104
U.S. Treasury Note Futures Call, May 2006, Strike Price $110.00			1,750	F	28

Total Short-Term Securities (Identified Cost — $286)					132

Total Investments (Identified Cost — $613,671) — 158.3%					$598,413
Other Assets Less Liabilities — (4.1)%					(15,294)
Liquidation Value of Preferred Shares — (54.2)%					(205,000)

Net Assets — 100.0%					$378,119

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts Written
U.S. Treasury Note Futures	June 2006	356	$207
Options Written
U.S. Treasury Note Futures Call, Strike Price $107	May 2006	1,450	$442
U.S. Treasury Note Futures Call, Strike Price $108	May 2006	300	78

			$520

A	Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
B	All or a portion of this security is collateral to cover futures and option contracts.
C	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 0.3% of net assets.
D	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
E	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
F	Par represents actual number of contracts.

Security Valuation

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Trustees. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.

With respect to the Fund, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Options, Futures and Swap Agreements

The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract’s value fluctuates, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are generally priced daily based upon quotations from brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund (the “Registrant”) principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected,

or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

By:	/s/ Randolph L. Kohn
Randolph L. Kohn
President
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund
Date:	May 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randolph L. Kohn
Randolph L. Kohn
President
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund
Date:	May 23, 2006

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Treasurer and Principal Financial and Accounting Officer
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund
Date:	May 23, 2006